LONG-TERM DEBT - Sponsor PIK Note (Details) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023
Debt Instrument [Line Items]
Non-cash interest expense	$ 1,064,130	$ 0
Unsecured borrowing | Sponsor PIK Note
Debt Instrument [Line Items]
Face amount			$ 10,471,648
Interest rate (as a percent)			12.00%
Non-cash interest expense	$ 314,130